UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

September 30, 2009

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES AND EQUIVALENTS ― 54.4%
FIXED-RATE U.S. TREASURY SECURITIES AND EQUIVALENTS ― 54.0%
AID (Egypt), 4.45%, 9/15/15(1)		$ 1,500,000	$ 1,597,817
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)		43,071,119	45,197,756
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)		42,532,784	42,519,514
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)		32,997,183	34,739,830
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)		30,149,774	28,962,626
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)		22,767,966	28,189,588
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)		26,379,689	28,424,115
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)		14,822,311	19,153,212
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)		27,583,239	34,177,343
U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10(1)		5,951,907	6,009,569
U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10(1)		3,836,531	3,842,524
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)		7,671,446	7,997,482
U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)		40,740,248	42,013,381
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)		3,729,360	3,971,768
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)		5,253,188	5,450,182
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)		10,779,570	11,476,879
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)		10,188,500	10,178,943
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)		4,690,080	4,851,301
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)		3,997,596	4,146,259
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)		5,826,597	6,061,479
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)		49,962,426	50,946,086
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)		25,464,450	26,339,790
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)		32,713,353	33,980,995
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)		29,324,625	31,450,660
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)		21,250,613	22,631,903
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)		15,097,542	16,409,141
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)		19,993,628	20,212,318
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)		4,993,300	4,949,609
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)		1,755,303	1,844,714
			577,726,784
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS ― 0.4%
AID (Israel), 5.07%, 5/1/15(1)(2)
(Cost $3,856,861)		5,000,000	4,162,540
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $555,232,355)			581,889,324
SOVEREIGN GOVERNMENTS & AGENCIES ― 18.1%
FRANCE — 3.1%
France Government Bond OAT, 2.25%, 7/25/20	EUR	20,928,292	33,192,377
GERMANY — 3.3%
Bundesobligation Inflation Linked, 2.25%, 4/15/13	EUR	19,214,566	29,763,106
KfW, 4.75%, 5/15/12(1)	USD	5,000,000	5,403,265
			35,166,371
ITALY — 2.9%
Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	EUR	20,569,573	31,417,260
JAPAN — 2.1%
Japanese Government CPI Linked Bond, 1.10%, 12/10/16	JPY	2,095,800,000	21,807,130

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

SUPRANATIONAL — 1.2%
International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)	USD	9,500,000	$ 12,701,794
UNITED KINGDOM — 5.5%
United Kingdom Gilt Inflation Linked, 2.50%, 8/16/13	GBP	3,015,000	12,326,406
United Kingdom Gilt Inflation Linked, 2.50%, 7/26/16	GBP	5,200,000	23,887,074
United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	GBP	13,769,500	22,644,553
			58,858,033
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $178,428,615)			193,142,965
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 11.0%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 7.4%
FAMCA, 5.50%, 7/15/11(1)(3)		$ 3,750,000	4,004,044
FAMCA, 5.40%, 10/14/11(1)		1,000,000	1,082,371
FAMCA, 6.71%, 7/28/14(1)		3,974,000	4,697,181
FFCB, 4.875%, 12/16/15(1)		2,000,000	2,173,290
FFCB, 4.875%, 1/17/17(1)		5,000,000	5,437,355
FHLB, 4.875%, 5/17/17(1)		1,030,000	1,126,731
FNMA, 3.00%, 9/16/14(1)		23,000,000	23,417,243
FNMA, 6.625%, 11/15/30(1)		18,244,000	23,651,376
PEFCO, 4.97%, 8/15/13(1)		2,845,000	3,128,888
PEFCO, 4.55%, 5/15/15(1)		4,000,000	4,333,856
TVA Inflation Index Notes, 4.875%, 12/15/16(1)		1,750,000	1,883,448
TVA Inflation Index Notes, 4.50%, 4/1/18(1)		3,550,000	3,663,774
			78,599,557
GOVERNMENT-BACKED CORPORATE BONDS(4) ― 3.6%
Bank of America Corp., 3.125%, 6/15/12(1)		8,500,000	8,847,335
Citigroup Funding, Inc., 1.875%, 10/22/12		16,000,000	16,047,536
General Electric Capital Corp., 2.20%, 6/8/12(1)		8,300,000	8,434,593
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)		5,200,000	5,430,974
			38,760,438
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $113,105,660)			117,359,995
CORPORATE BONDS ― 7.6%
BEVERAGES ― 0.5%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(3)		1,430,000	1,618,209
Coca-Cola Co. (The), 3.625%, 3/15/14(1)		1,220,000	1,266,172
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15(1)		1,150,000	1,217,943
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(1)		1,450,000	1,651,063
			5,753,387
BIOTECHNOLOGY ― 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)		1,020,000	1,123,837
CAPITAL MARKETS ― 0.6%
Credit Suisse (New York), 5.50%, 5/1/14(1)		1,720,000	1,850,899
Credit Suisse (New York), 5.30%, 8/13/19(1)		1,370,000	1,407,413
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)		1,610,000	1,844,395
Morgan Stanley, 7.30%, 5/13/19(1)		1,360,000	1,498,994
			6,601,701
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(1)		720,000	810,742

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

CONSUMER FINANCE ― 2.0%
General Electric Capital Corp., 6.00%, 8/7/19(1)	$ 1,000,000	$ 1,016,314
SLM Corp., VRN, 0.72%, 10/1/09, resets monthly off the Consumer Price Index Year over Year plus 2.15% with no caps, Final Maturity 2/1/14(1)	490,000	278,276
SLM Corp., 1.32%, 1/25/10(1)	11,277,100	10,936,545
Toyota Motor Credit Corp., VRN, 1.22%, 10/1/09, Final Maturity 10/1/09(1)	9,096,800	9,107,530
		21,338,665
DIVERSIFIED FINANCIAL SERVICES ― 0.2%
Bank of America Corp., 6.50%, 8/1/16(1)	1,030,000	1,084,675
BP Capital Markets plc, 3.125%, 3/10/12(1)	860,000	888,989
		1,973,664
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.6%
AT&T, Inc., 6.70%, 11/15/13(1)	1,000,000	1,134,193
AT&T, Inc., 5.10%, 9/15/14(1)	770,000	831,281
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)(3)	1,160,000	1,255,041
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)(3)	720,000	900,753
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	1,800,000	1,954,944
		6,076,212
FOOD & STAPLES RETAILING ― 0.1%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,230,000	1,389,022
FOOD PRODUCTS ― 0.1%
Kraft Foods, Inc., 6.125%, 2/1/18(1)	520,000	551,934
HOTELS, RESTAURANTS & LEISURE ― 0.1%
Yum! Brands, Inc., 5.30%, 9/15/19(1)	1,300,000	1,308,360
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.25%, 12/6/17(1)	700,000	719,563
INSURANCE(5)
John Hancock Life Insurance Co., VRN, 0.00%, 10/15/09, resets monthly off the Consumer Price Index Year over Year plus 1.13% with no caps, Final Maturity 6/15/10(1)	40,000	39,573
John Hancock Life Insurance Co., VRN, 0.00%, 10/15/09, resets monthly off the Consumer Price Index Year over Year plus 1.62% with no caps, Final Maturity 11/15/10(1)	179,000	174,897
Prudential Financial, Inc., VRN, 0.57%, 10/1/09, resets monthly off the Consumer Price Index Year over Year plus 2.00% with no caps, Final Maturity 11/2/20(1)	303,000	241,800
		456,270
MEDIA ― 0.3%
Comcast Corp., 5.90%, 3/15/16(1)	800,000	861,103
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	670,000	781,636
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,700,000	1,881,735
		3,524,474
METALS & MINING ― 0.5%
Barrick Gold Corp., 6.95%, 4/1/19	1,770,000	2,076,499
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(1)	780,000	906,601
Newmont Mining Corp., 5.125%, 10/1/19(1)	1,980,000	1,982,960
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	750,000	808,893
		5,774,953
MULTI-UTILITIES ― 0.4%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	800,000	897,297
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,124,376
PG&E Corp., 5.75%, 4/1/14(1)	1,440,000	1,574,133

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Sempra Energy, 6.50%, 6/1/16(1)	$ 570,000	$ 631,099
		4,226,905
OIL, GAS & CONSUMABLE FUELS ― 0.9%
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,286,375
ConocoPhillips, 4.75%, 2/1/14(1)	3,060,000	3,296,685
Enterprise Products Operating LLC, 4.60%, 8/1/12(1)	2,170,000	2,250,340
Shell International Finance BV, 4.30%, 9/22/19(1)	1,260,000	1,269,133
XTO Energy, Inc., 6.50%, 12/15/18(1)	860,000	951,072
		9,053,605
PHARMACEUTICALS ― 0.2%
Pfizer, Inc., 7.20%, 3/15/39(1)	1,000,000	1,262,985
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	1,070,000	1,193,231
		2,456,216
SOFTWARE ― 0.1%
Oracle Corp., 6.125%, 7/8/39(1)	1,350,000	1,525,626
THRIFTS & MORTGAGE FINANCE ― 0.3%
HSBC Finance Corp., VRN, 0.00%, 10/13/09, resets monthly off the Consumer Price Index Year over Year plus 1.11% with no caps, Final Maturity 2/10/10(1)	3,000,000	2,979,690
TOBACCO ― 0.3%
Altria Group, Inc., 9.25%, 8/6/19(1)	2,190,000	2,680,630
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Vodafone Group plc, 5.45%, 6/10/19(1)	1,080,000	1,126,966
TOTAL CORPORATE BONDS
(Cost $78,284,436)		81,452,422
COMMERCIAL PAPER(6) ― 3.5%
BNP Paribas Finance, Inc., 0.02%, 10/1/09
(Cost $37,500,000)	37,500,000	37,500,000
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) ― 2.4%
Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 0.39%, 10/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps, Final Maturity 3/15/22(1)(3)	812,826	697,363
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.42%, 10/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps, Final Maturity 4/15/22(1)(3)	6,956,625	5,169,547
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	3,914,930	3,938,242
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	5,180,724	5,185,083
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	3,560,803	3,598,239
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	2,590,000	2,596,294
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.54%, 10/15/09, resets monthly off the 1-month LIBOR plus 0.30% with no caps, Final Maturity 6/15/22(1)(3)	5,325,540	4,311,755
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $28,022,029)		25,496,523
MUNICIPAL SECURITIES ― 2.1%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(1)	8,000,000	9,548,880
California GO, (Building Bonds), 7.55%, 4/1/39(1)	700,000	783,937

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)
Principal Amount	Value

Massachusetts Bay Transportation Auth. Sales Tax. Rev., Series 2006 A, 5.25%, 7/1/33(1)	$ 4,000,000	$ 4,859,280
Massachusetts Bay Transportation Auth. Sales Tax. Rev., Series 2006 A, 5.25%, 7/1/34(1)	5,000,000	6,083,200
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(1)	690,000	730,475
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	690,000	734,747
TOTAL MUNICIPAL SECURITIES

(Cost $18,073,673)		22,740,519
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) ― 1.2%
FHLMC, 4.50%, 5/1/19(1)	592,628	623,804
FHLMC, 5.00%, 4/1/21(1)	2,675,404	2,832,793
FHLMC, 5.50%, 12/1/33(1)	288,949	304,134
FHLMC, 5.50%, 1/1/38(1)	1,545,968	1,621,898
FNMA, 5.00%, 9/1/20(1)	766,158	810,272
FNMA, 6.00%, 6/1/38(1)	3,009,829	3,179,150
GNMA, 6.00%, 6/20/17(1)	93,152	99,249
GNMA, 6.00%, 7/20/17(1)	86,389	92,043
GNMA, 6.00%, 5/15/24(1)	576,660	614,598
GNMA, 5.50%, 9/20/34(1)	2,030,233	2,145,769
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $11,616,602)		12,323,710
COLLATERALIZED MORTGAGE OBLIGATIONS(7) ― 0.3%
FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16(1)	670,240	692,499
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)	383,325	390,360
GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31(1)	2,000,000	2,071,135
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,042,671)		3,153,994
TEMPORARY CASH INVESTMENTS(5)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)
(Cost $9,777)	9,777	9,777
TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $1,023,315,818)		1,075,069,229
OTHER ASSETS AND LIABILITIES — (0.6)%		(5,943,982)
TOTAL NET ASSETS — 100.0%		$1,069,125,247

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
64,471,203	EUR for USD	10/30/09	$ 94,343,934	$(2,600,290)
36,747,753	GBP for USD	10/30/09	58,721,562	788,839
1,966,158,768	JPY for USD	10/30/09	21,907,523	(985,378)
			$174,973,019	$(2,796,829)
(Value on Settlement Date $172,176,190)

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$ 4,750,000	Pay quarterly a fixed rate equal to 0.20% multiplied by the notional amount and receive from Merrill Lynch International upon each default event of HSBC Finance Corp., par value of the proportional notional amount of HSBC Finance Corp., 7.00%, 5/15/12. Expires June 2010.	–	$ 33,500
TOTAL RETURN
44,000,000	Pay a fixed rate equal to 1.08% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires July 2010.	–	(1,403,990)
20,000,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	(703,119)
35,000,000	Pay a fixed rate equal to 1.14% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires March 2012.	–	(1,639,486)
33,275,000	Pay a fixed rate equal to 3.065% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires July 2013.	–	(3,355,799)
13,000,000	Pay a fixed rate equal to 1.08% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG. Expires November 2013.	–	(382,634)
20,000,000	Pay a fixed rate equal to 1.21% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires June 2014.	–	(1,468,987)
20,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(1,139,463)
40,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2018.	–	(2,682,624)
30,100,000	Pay a fixed rate equal to 1.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(2,532,939)
		–	(15,309,041)
		–	$(15,275,541)

Notes to Schedule of Investments
AID	-	Agency for International Development
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are secured by U.S. Treasuries or backed by the full faith and credit of the United States
EUR	-	Euro
FAMCA	-	Federal Agricultural Mortgage Corporation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

PEFCO	-	Private Export Funding Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
TVA	-	Tennessee Valley Authority
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $15,343,000.
(2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $19,149,943, which represented 1.8% of total net assets.

(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(5)	Category is less than 0.05% of total net assets.
(6)	The rate indicated is the yield to maturity at purchase.
(7)	Final maturity indicated, unless otherwise noted.

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of September 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities and Equivalents	–	$ 581,889,324	–
Sovereign Governments & Agencies	–	193,142,965	–
U.S. Government Agency Securities and Equivalents	–	117,359,995	–
Corporate Bonds	–	81,452,422	–
Commercial Paper	–	37,500,000	–
Commercial Mortgage-Backed Securities	–	25,496,523	–
Municipal Securities	–	22,740,519	–
U.S. Government Agency Mortgage-Backed Securities	–	12,323,710	–
Collateralized Mortgage Obligations	–	3,153,994	–
Temporary Cash Investments	$9,777	–	–
Total Value of Investment Securities	$9,777	$1,075,059,452	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ (2,796,829)	–
Swap Agreements	–	(15,275,541)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$(18,072,370)	–

VP Inflation Protection – Schedule of Investments

SEPTEMBER 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of September 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,025,441,584
Gross tax appreciation of investments	$ 54,013,238
Gross tax depreciation of investments	(4,385,593)
Net tax appreciation (depreciation) of investments	$ 49,627,645

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 25, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 25, 2009